Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Other Receivables

Note 4. Other Receivables

As of March 31, 2023 and December 31, 2022, the balance of other receivables, net, on the consolidated balance sheets is comprised of the following:

As of	March 31, 2023	December 31, 2022
Account reactivation fees receivable, net	$137,010	$209,734
Receivables from merchants, net	1,750,934	2,322,976
Other receivables, net	$1,887,944	$2,532,710

Account reactivation fees are applied to principal installments that are delinquent for more than 48 hours (or longer depending on the regulations within a specific state jurisdiction) after the scheduled installment payment date. Any account reactivation fees associated with a delinquent payment are considered to be the same number of days delinquent as the principal payment. Account reactivation fees receivable, net, is comprised of outstanding account reactivation fees that we reasonably expect to collect from our consumers. As of March 31, 2023 and December 31, 2022, gross account reactivation fees receivable totaled $873,501 and $1,190,447, respectively.

We maintain an allowance for credit losses at a level necessary to absorb expected credit losses on account reactivation fee receivables from our consumers. Any amounts delinquent after 90 days are charged-off with an offsetting reversal to the allowance for credit losses. Additionally, amounts identified as no longer collectible—such as when a consumer becomes deceased or bankrupt—are charged-off immediately. Payments recovered after 90 days are recognized as a reduction to the allowance for credit losses in the period the receivable is recovered. As of March 31, 2023 and December 31, 2022, the allowance for credit losses on other receivables totaled $736,491 and $980,713, respectively.

The activity in the allowance for credit losses related to account reactivation fees, including the provision for other credit losses, charge-offs, and recoveries for the three months ended March 31, 2023 and 2022 is as follows:

	For the three months ended March 31,
	2023	2022
Balance at beginning of period	$980,713	$1,691,071
Provision for other credit losses	516,319	2,320,268
Charge-offs	(997,683)	(2,543,447)
Recoveries of charged-off receivables	237,142	327,068
Balance at end of period	$736,491	$1,794,960

Receivables from merchants primarily represent merchant fees receivable for orders settled with our virtual card solution. Virtual card transactions are settled with the merchant for the full purchase price at the point of sale and we separately invoice the merchant for the merchant fees due to us. There is no allowance for credit losses recorded against merchant fees receivable.

Note 4. Other Receivables

As of December 31, 2022 and 2021, the balance of other receivables, net, on the consolidated balance sheets was comprised of the following:

	2022	2021
Account reactivation fees receivable, net	$209,734	$1,325,443
Receivables from merchants, net	2,322,976	3,758,656
Other receivables, net	$2,532,710	$5,084,099

Account reactivation fees are applied to principal installments that are delinquent for more than 48 hours (or longer depending on the regulations within a specific state jurisdiction) after the scheduled installment payment date. Any account reactivation fees associated with a delinquent payment are considered to be the same number of days delinquent as the principal payment. Account reactivation fees receivable, net, is comprised of outstanding account reactivation fees that we reasonably expect to collect from our consumers.

As of December 31, 2022 and 2021, our account reactivation fees receivable and related allowance for uncollectible accounts are recorded within the consolidated balance sheets as follows:

	2022	2021
Account reactivation fees receivable, gross	$1,190,447	$3,016,514
Less allowance for uncollectible accounts:
Balance at start of period	(1,691,071)	(1,071,588)
Provision	(7,588,253)	(6,128,851)
Charge-offs, net of recoveries totaling $1,252,437 and $1,273,319, respectively	8,298,611	5,509,368
Total allowance for uncollectible accounts	(980,713)	(1,691,071)
Account reactivation fees receivable, net	$209,734	$1,325,443

We maintain the allowance at a level necessary to absorb estimated probable losses on consumer account reactivation fee receivables. Any amounts delinquent after 90 days are charged-off with an offsetting reversal of the allowance for doubtful accounts through the provision for uncollectible accounts. Additionally, amounts identified as no longer collectible—such as when a consumer becomes deceased or bankrupt—are charged off immediately. Payments recovered after the 90 day charge-off period are recognized as a reduction to the allowance for uncollectible accounts in the period the receivable is recovered. We did not change the methodology for estimating our allowance for uncollectible accounts during the year ended December 31, 2022.

Receivables from merchants primarily represent merchant fees receivable for orders settled with our virtual card solution. Such receivables totaled $2,177,028 and $3,738,765 as of December 31, 2022 and 2021, respectively. Virtual card transactions are settled with the merchant for the full purchase price at the point of sale and we separately invoice the merchant for the merchant fees due to us. There is no allowance for uncollectible accounts recorded against merchant fees receivable.

Additionally, we had other uncollectible receivables, net, which totaled $145,948 and $19,891 as of December 31, 2022 and 2021, respectively. During the years ended December 31, 2022 and 2021, we recorded direct write-downs of $1,669,031 and $1,221,001, respectively, related to these other receivables from merchants which are included in transaction expense on the consolidated statements of operations and comprehensive loss.